Segments and Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Segments and Information
Summary of long-lived assets by geographic region

The Company operates in one segment. Revenue information by geographic region is presented in Note 4 to these condensed consolidated financial statements. Long-lived assets by geographic region were as follows as of (in thousands):

	March 31, 2024	December 31, 2023
South Korea	$1,170	$1,363
United States	817	930
Total long-lived assets	$1,987	$2,293

(in thousands)	2023	2022
United States	$930	$1,295
South Korea	1,363	626
Total long-lived assets	$2,293	$1,921